Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties [Abstract]
Related party transactions disclosure

	2013	2012	2011
Tsakos Shipping and Trading S.A. (commissions)	5,219	5,304	5,461
Tsakos Energy Management Limited (management fees)	15,487	15,587	15,298
Tsakos Columbia Shipmanagement S.A.	1,621	1,280	1,237
Argosy Insurance Company Limited	9,129	9,701	9,933
AirMania Travel S.A.	4,810	3,661	2,129

Total expenses with related parties	36,266	35,533	34,058

Related party transactions balances

	December 31,
Due from related parties	2013	2012
Tsakos Columbia Shipmanagement Ltd	1,084	1,561

Total due from related parties	1,084	1,561

Due to related parties
Tsakos Shipping and Trading S.A.	555	1,110
Tsakos Energy Management Limited	92	53
Argosy Insurance Company Limited	6,008	1,209
AirMania Travel S.A.	275	222

Total due to related parties	6,930	2,594

Related party - future management fees

Year	Amount
2014	16,971
2015	16,971
2016	16,973
2017	17,251
2018	17,272
2019 to 2023	77,724

163,162